DEBT - Disclosure of borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	$ 18,305	$ 17,617
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	513,444	345,787
Total debt	531,749	363,404	$ 373,485
Senior secured notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	497,388	313,965
Other financing fees [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	(1,352)	0
Lease liabilities [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	9,625	8,094
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	6,067	11,829
Secured equipment loans [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	6,539	7,536
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	6,025	12,536
Lease related obligations [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	2,141	1,987
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	$ 5,316	$ 7,457